LEASES - Narrative (Details) ¥ in Millions	9 Months Ended
	Sep. 30, 2022 CNY (¥) contract	Sep. 30, 2021 CNY (¥)
LEASES
Sublease income	¥ 89	¥ 100
Negative lease expense recognized under the relief using variable lease expense approach	199	52
Impairment charge of the operating lease right-of-use assets	¥ 59	¥ 3
Number of lease contracts | contract	32
Non-cancellable lease contracts not reflected in consolidate balance sheets	¥ 9,040